INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7. INTANGIBLE ASSETS, NET

        The following summarizes the Company's intangible assets:

As of December 31, 2011	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Acquired power purchase agreements	4,111,199	(142,969)	3,968,230
Technical know-how	1,023,354	(213,199)	810,155
Computer software	4,982,833	(1,244,984)	3,737,849

Total intangible assets, net	10,117,386	(1,601,152)	8,516,234

As of December 31, 2010	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Technical know-how	973,630	(105,477)	868,153
Computer software	2,288,011	(460,852)	1,827,159

Total intangible assets, net	3,261,641	(566,329)	2,695,312

        Amortization expense for the years ended December 31, 2009, 2010 and 2011 were $117,521, $320,146 and $1,012,624, respectively.

        Amortization expenses of the above intangible assets is expected to be approximately $1.1 million, $1.0 million, $1.0 million, $1.0 million and $0.7 million for the years ended December 31, 2012, 2013, 2014, 2015 and 2016, respectively.